Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 3,947	$ 6,758	$ 10,558	$ 1,313
USD [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	3,322	4,980
Other curencies [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 625	$ 1,778